Feb. 03, 2023
SIIT WORLD EQUITY EX-US FUND
World Equity Ex-US Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated February 3, 2023
to the Prospectus, dated September 30, 2022, as amended on December 16, 2022
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Investment Strategy of the Funds

In the Fund Summary for each of the Funds, under the heading titled "Principal Investment Strategies," the following is hereby inserted as the third paragraph for the World Equity Ex-US Fund and the fifth paragraph for the Screened World Equity Ex-US Fund:

One or more Sub-Advisers may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes

(i) long positions with respect to investments that the Sub-Adviser believes to be undervalued relative to their potential increase in price, and (ii) short positions (including through derivative instruments, such as swaps) with respect to investments that the Sub-Adviser believes to be overvalued and likely to decrease in price. A long/short equity investment strategy seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

There are no other changes to the Investment Strategy of the Funds.

Change in Principal Risks of the Funds

In the Fund Summary of each of the Funds, under the heading titled "Principal Risks," the following risk is hereby added immediately after "Derivatives Risk":

Long/Short Risk—The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund's long or short positions will produce positive returns and the Fund could lose money if either or both the Fund's long and short positions produce negative returns.

There are no other changes to the Principal Risks of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE